Annual Fund Operating Expenses - Real Estate Index Portfolio - Real Estate Index Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.26%